Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Summary of Changes in Groups Provisions

	Legal contingencies	Indirect tax	Onerous contracts	Other	Total
	(in € millions)
Carrying amount at January 1, 2020	5	4	1	5	15
Charged/(credited) to the consolidated statement of operations:
Additional provisions	2	9	5	4	20
Reversal of unutilized amounts	(1)	(2)	(4)	(2)	(9)
Utilized	(2)	—	(1)	(1)	(4)
Carrying amount at December 31, 2020	4	11	1	6	22
Charged/(credited) to the consolidated statement of operations:
Additional provisions	—	4	12	1	17
Reversal of unutilized amounts	—	(6)	(2)	—	(8)
Utilized	—	(1)	(1)	—	(2)
Carrying amount at December 31, 2021	4	8	10	7	29
As at December 31, 2020
Current portion	4	11	1	4	20
Non-current portion	—	—	—	2	2
As at December 31, 2021
Current portion	4	8	6	4	22
Non-current portion	—	—	4	3	7